BUSINESS DESCRIPTION - Initial Public Offering and Deferred offering costs (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
BUSINESS DESCRIPTION
Net proceeds from IPO		$ 43,273,702
Deferred offering costs		0	$ 399,079
IPO offering
BUSINESS DESCRIPTION
Issuance of shares		43,273,702
Offerings costs charged to additional paid-in capital	$ 7,095,798	$ 7,095,798
American depositary shares ("ADS") | IPO offering
BUSINESS DESCRIPTION
Procceds from issuance of shares (in shares)	5,036,950
Issuance of shares, price per share (in dollars per share)	$ 10.00
Issuance of shares	$ 50,400,000
Net proceeds from IPO	$ 43,300,000
Number of ordinary share represented by each American depositary shares	1